Financial instruments and risks - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	$ 161,305	$ 192,962	$ 74,625	$ 18,069
Cash And Cash Equivalents, Term Deposits and Short-term Investments
Disclosure Of Financial Instruments [Line Items]
Maximum exposure to credit risk	$ 57,300	$ 78,200